Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward of Deferred Acquisition Costs Before Adoption (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Balance, beginning of period	$ 12,918	$ 13,519	$ 13,519	$ 13,897	$ 12,334
Deferrals of acquisition costs					739
Amortization of deferred acquisition costs	1,225	1,305			534
Unrealized investment (gains) losses					290
Balance, end of period	$ 12,918	$ 13,519	$ 12,918	$ 13,519	$ 13,897